Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies [Abstract]
Significant Contingent Liabilities and Unrecognized Commitments
42.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS

The Company’s significant contingent liabilities and recognized commitments, excluding those disclosed in other notes, were as follows:

a.	Acquisitions of land and buildings of $174 million as of December 31, 2018.
b.	Acquisitions of telecommunications equipment of $15,760 million as of December 31, 2018.
c.	Unused letters of credit amounting to $50 million as of December 31, 2018.
d.

A commitment to contribute $2,000 million to a Piping Fund administered by the Taipei City Government, of which $1,000 million was contributed by Chunghwa on August 15, 1996 (classified as other monetary assets - noncurrent).  If the fund is not sufficient, Chunghwa will contribute the remaining $1,000 million upon notification from the Taipei City Government.

e.	CHPT signed the contract for its headquarters construction amounted to $1,614 million in July 2017. The payment of $567 million has been made as of March 31, 2019.